Liberty Investment - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Apr. 28, 2012 Day	Apr. 28, 2012 Private Placement	Aug. 29, 2011 Private Placement	Aug. 18, 2011 Private Placement Series J Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred Stock issued, shares				204,000
Preferred stock, par value per share				$ 0.001
Aggregate purchase price of Preferred Stock				$ 204,000
Percentage representation of common stock outstanding upon conversion			16.60%
Preferred stock, initial conversion price		$ 17.00
Initial dividend rate for the preferred stock		7.75%
Percentage of conversion price of the preferred stock	150.00%
Number of consecutive trading days applicable to the conversion of preferred stock	20
Issuance cost of investment agreement related to advisory, legal and accounting fees	$ 12,621
Professional fees as dividend, accretion period	10 years